Debt - Schedule of AerCap Trust & AICDC Notes (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Maturities of Long-term Debt [Abstract]
2025	$ 4,731,760
2026	7,880,415
2027	7,686,412
2028	8,440,915
2029	3,513,562
Thereafter	13,284,075
Unsecured
Maturities of Long-term Debt [Abstract]
Debt	34,750,000	$ 34,295,349
Unsecured | AerCap Trust & AICDC Notes
Maturities of Long-term Debt [Abstract]
2025	3,650,000
2026	5,250,000
2027	4,000,000
2028	5,300,000
2029	2,100,000
Thereafter	9,650,000
Debt	$ 29,950,000	$ 31,215,349